Term Loan	12 Months Ended
Mar. 31, 2022
Term Loan Disclosure [Abstract]
Term Loan [Text Block]

16. Term Loan

As part of the Atlantic acquisition (Note 7), the Company acquired a $10,978,065 (C$13,639,249) term loan. The facility bears interest at 3.33% per annum and a maturity date of June 30, 2022. Principal payment of C$189,434 plus interest is payable monthly. Subsequent to the year end, the term loan was renewed for another 12 month term.

The term loan has financial ratios and minimum tangible asset covenants that must be maintained by Hive Atlantic Datacentres Ltd.  As at March 31, 2022 the covenant to maintain a ratio of total debt to tangible net worth equal to or less than 2:1 was not met. Subsequent to year end, the lender has acknowledged this non-compliance, and confirmed that this does not result in a default of the loan. The term loan includes an unlimited guarantee from the Company.

Balance, March 31, 2021	$-
Atlantic acquisition (Note 7)	10,978,065
Repayments	(1,602,821)
Balance, March 31, 2022	9,375,244